Assets held for sale	12 Months Ended
Mar. 31, 2021
Assets held for sale
Assets held for sale

8.           Assets held for sale

In August 2019, the Company entered into an agreement to sell 10 Boeing 737NG aircraft for delivery in fiscal year 2020 and 2021. 3 of these aircraft were sold in the year ended March 31, 2020. The remaining 7 aircraft were sold in the year ended March 31, 2021 resulting in a gain of just over €13m, which is included in finance income on the Consolidated Income Statement. Note 18 shows the reportable segments for the Group. The segment to which the sold aircraft relate is Ryanair DAC.